Supplemental Financial Information (Reclassification out of ACOI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income	$ (101.0)	$ (123.4)	$ (103.7)
Interest expense	(71.3)	(82.2)	(98.0)
Tax expense (benefit)	5.5	20.3	(2.2)
Income / (loss) from discontinued operations before income tax	(0.6)	47.6	63.5
Income tax expense from discontinued operations	(0.1)	(14.1)	(28.5)
Accumulated other comprehensive income/(loss)	(12.3)	(3.6)	2.2
Other comprehensive loss before reclassifications	(8.8)	(4.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	0.1	(1.3)
Other Comprehensive Income (Loss), Net of Tax	(8.7)	(5.8)	2.4
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated other comprehensive income/(loss)	13.6	14.5	17.0
Other comprehensive loss before reclassifications	0.0	(1.0)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	(0.9)	(1.5)
Other Comprehensive Income (Loss), Net of Tax	(0.9)	(2.5)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated other comprehensive income/(loss)	(25.9)	(18.1)	(14.8)
Other comprehensive loss before reclassifications	(8.8)	(3.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	1.0	0.2
Other Comprehensive Income (Loss), Net of Tax	(7.8)	(3.3)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income (loss)	0.1	(1.3)	3.0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest expense	(1.1)	(1.2)	(1.2)
Tax expense (benefit)	0.2	0.1	0.4
Income / (loss) from discontinued operations before income tax	0.0	0.0	4.4
Income tax expense from discontinued operations	0.0	(0.4)	(1.2)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	0.0	(0.4)	3.2
Net income (loss)	(0.9)	(1.1)	(0.8)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income	1.3	0.2	0.8
Tax expense (benefit)	(0.3)	0.0	(0.2)
Net income (loss)	$ 1.0	$ 0.2	$ 0.6